Financial risk management (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Contractual undiscounted cash flows
The table below shows the PagSeguro Group’s
non-derivative
financial liabilities divided into the relevant maturity group based on the remaining period from the balance sheet date and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Due within 30 days	Due within 31 to 120 days	Due within 121 to 180 days	Due within 181 to 360 days
At June 30, 2019
Payables to third parties	3,893,580	484,584	98,117	105,194
Trade payables	206,972	29,123	3,064	349
Trade payables to related parties	-	34,858	-	-
Other payables	-	-	-	16,267

At December 31, 2018
Payables to third parties	3,968,125	233,694	66,967	55,412
Trade payables	141,958	18,744	1,358	3,186
Trade payables to related parties	-	30,797	-	-
Other payables	-	-	-	29,501